ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of significant subsidiaries and Consolidated Affiliated Entities

As of December 31, 2013, the Company’s significant subsidiaries and Consolidated Affiliated Entities were as follows:

	Place of Incorporation	Date of Establishment /Acquisition	Percentage of Ownership	Principal Activities
Subsidiaries:
1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Limited (“Jet Brilliant”)	Hong Kong	Acquired on April 27, 2010	100%	Provision of general and administrative services to group companies

Beijing Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”), a wholly-owned subsidiary of Jet Brilliant	PRC	Acquired on April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”), a wholly-owned subsidiary of Jet Brilliant	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

Trade Lead Investments Ltd. (“Trade Lead”)	BVI	January 6, 2012	100%	Copyright agency services

Tudou Holdings Limited (“Tudou”)	Cayman	Acquired on August 23, 2012	100%	Investment holding

StarCloud Media Co., Ltd.(“StarCloud”), a wholly-owned subsidiary of Tudou	BVI	Acquired on August 23, 2012	100%	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Technology”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting and administrative services

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting services

Consolidated Affiliated Entities:
1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Zhejiang Dongyang Tianshi Media Ltd. (“Tianshi”)	PRC	Acquired on January 6, 2012	Nil	Advertising agency, television production and cultural information consultation

Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	PRC	Acquired on August 23, 2012	Nil	Online advertising operations

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”), a wholly-owned subsidiary of Quan Toodou	PRC	Acquired on August 23, 2012	Nil	Advertising production and operations

Schedule of assets and liabilities of Consolidated Affiliated entities

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Cash and cash equivalents	400,162	370,140	61,142
Restricted cash	9,003	2,679	443
Accounts receivable (net of allowance for doubtful accounts of RMB12,919 and RMB75,522 (US$12,475) as of December 31, 2012 and 2013, respectively)	915,653	1,344,915	222,164
Amounts due from inter-companies (1)	6,396	24,658	4,073
Other current assets	60,667	44,147	7,293
Total current assets	1,391,881	1,786,539	295,115
Property and equipment, net	14,818	40,501	6,690
Intangible assets, net	1,109,894	975,949	161,215
Other non-current assets	39,549	37,015	6,115
Total non-current assets	1,164,261	1,053,465	174,020
Total assets	2,556,142	2,840,004	469,135

Accounts payable	114,044	115,667	19,107
Advance from customers	21,603	18,425	3,044
Amounts due to inter-companies (2)	1,287,918	1,684,786	278,307
Accrued expenses and other current liabilities	867,128	969,702	160,183
Total current liabilities	2,290,693	2,788,580	460,641
Deferred tax liabilities	224,198	219,314	36,228
Other liabilities	—	4,000	661
Total non-current liabilities	224,198	223,314	36,889
Total liabilities	2,514,891	3,011,894	497,530

(1)         Amounts due from inter-companies represent fees and operating expenses paid by Consolidated Affiliated Entities on behalf of subsidiaries;

(2)         Amounts due to inter-companies represent expenses charged by subsidiaries for technology consulting and service fees provided to Consolidated Affiliated Entities.

Schedule of financial performance of the Consolidated Affiliated Entities
	Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues	889,144	1,950,624	2,969,464	490,521
Net income (loss)	53,169	353,637	(450,288)	(74,382)